Segment Information, Geographic Data, and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2013		2012		2013		2012

Customer A	$458,333	35%	$—	—	$—	—	$—	—
Customer B	$191,271	15%	$—	—	$65,600	18%	$—	—
Customer C	$188,552	14%	$—	—	$19,646	5%	$—	—
Customer D	$162,779	12%	$—	—	$170,071	46%	$—	—
Customer E	$138,328	11%	$—	—	$17,808	5%	$—	—
Customer F	$13,486	1%	$146,000	25%	$7,625	2%	$140,000	45%
Customer G	$—	—	$131,465	22%	$—	—	$—	—
Customer H	$9,939	1%	$124,473	21%	$—	—	$150,145	49%

Sales Revenue, Segment [Member]
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Year Ended December 31,
	2013	2012

United States	$105,251	$495,547
International:
Canada	165,329	—
Asia Pacific(1)	979,437	43,470
Europe	54,730	47,159

Total revenue	$1,304,747	$586,176

Net Assets, Geographic Area [Member]
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2013	2012

United States	$250,295	$690,454
Malaysia	—	183,608
Europe	19,323	—

Total long-lived assets	$269,618	$874,062